Annual Fund Operating Expenses - Sovereign's Capital Flourish Fund [Member]	Nov. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%

[1]	The Fund’s adviser has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration, and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Fund’s adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses and other non-routine or extraordinary expenses.